TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
TRANSACTIONS WITH RELATED PARTIES
Summary of Total Compensation of the Company's Key Management Personnel

The total compensation of the Company's key Management personnel is as follows:

	2022			2021			2020
	Compensation			Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
Board of Directors	13,252	146,603	159,855	15,043	72,187	87,230	16,123	65,011	81,134
Executive Board	34,403	50,423	84,826	51,576	71,162	122,738	49,187	80,218	129,405
	47,655	197,026	244,681	66,619	143,349	209,968	65,310	145,229	210,539